UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 1F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/00
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by Whom it is hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing:
	William A. Womack  		Jackson, MS		November 13, 2000

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers:			0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Entry Total:	$14,784,000

List of Other Included Managers:		None

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

INFORMATION TABLE

Name of	Title	Cusip		Fair Market	Shares	of	Invt	Sole
Issuer		of	Number	Value		Principal	Discr	Auth
		Class					Amount

Acxiom	com	005125109	381000.00	12000		sole	12000
ATS Medical	com	002083103	452000.00	30000		sole	30000
Buckle		com	118440106	56000.00	4800		sole	4800
Cabot Oil	com	127097103	408000.00	20000		sole	20000
CBRL Group	com	12489V106	546000.00	38000		sole	38000
C-Cor.net	com	125010108	337000.00	22000		sole	22000
Cheesecake	com	163072101	108000.00	2500		sole	2500
Concord	com	206156101	513000.00	20000		sole	20000
Consolidated	com	210149100	270000.00	20000		sole	20000
Datastream	com	238124101	773000.00	60000		sole	60000
Dave & Bust	com	23833N104	159000.00	20000		sole	20000
Dense Pac	com	248719304	101000.00	17900		sole	17900
E Trade	com	269246104	164000.00	10000		sole	10000
Efficient Net	com	282056100	373000.00	10000		sole	10000
EnTrust	com	293848107	111000.00	4000		sole	4000
Family Dollar	com	307000109	154000.00	8000		sole	8000
Global Cross	com	G3921A100	217000.00	7000		sole	7000
HealthSouth	com	421924101	81000.00	10000		sole	10000
Hibernia	com	428656102	478000.00	39000		sole	39000
Hollywood	com	436101105	167000.00	22500		sole	22500
ImageWare	com	45245S108	646000.00	47000		sole	47000
Independent	com	45384X108	0.00		138000	sole	138000
Intl Fibercom	com	45950T101	187000.00	12800		sole	12800
Intrusion	com	46121E106	261000.00	22000		sole	22000
IXL Enterp	com	450718101	66000.00	15000		sole	15000
Knight		com	499063105	90000.00	2500		sole	2500
Lucent Tech	com	549463107	153000.00	5000		sole	5000
Luminex	com	55027E102	874000.00	23000		sole	23000
Mastec		com	576323109	688000.00	22000		sole	22000
Natl Discount	com	635646102	619000.00	20000		sole	20000
Office Depot	com	676220106	196000.00	25000		sole	25000
Outback 	com	689899102	543000.00	20000		sole	20000
Parker Drill	com	701081101	280000.00	40000		sole	40000
Pinnacle	com	72346N101	40000.00	1500		sole	1500
PTEK Hold	com	69366M104	134000.00	40000		sole	40000
Puma Tech	com	745887109	305000.00	15000		sole	15000
Regions Bank	com	758940100	454000.00	20000		sole	20000
Saks		com	79377W108	395000.00	40000		sole	40000
SBA Comm	com	78388J106	336000.00	8000		sole	8000
Spectrasite	com	847607100	37000.00	2000		sole	2000
Superior	com	868157108	340000.00	32500		sole	32500
Terex		com	880779103	312000.00	23900		sole	23900
TideWater	com	886423102	546000.00	12000		sole	12000
ViTech Am	com	928489103	176000.00	47000		sole	47000
Wit Sound	com	977383108	450000.00	50000		sole	50000
World Access	com	98141A101	189000.00	35000		sole	35000
Zale Corp	com	988858106	324000.00	10000		sole	10000
Zixit Corp	com	98974P100	305000.00	10000		sole	10000

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